Investments (Tables)	12 Months Ended
Dec. 31, 2025
Investments
Schedule of investments

	December 31,	December 31,
	2025	2024
	$	$
Current investments, at amortized cost

Guaranteed investment certificates having a principal of $19,500,000 and accrued interest of $306,662, non-redeemable, bearing interest between 3.05% and 3.30% per annum, maturing at various dates between March 28, and November 17, 2026	19,806,662	87,335

Investment account, including accrued interest of $229,695 (2024 - $Nil), redeemable, bearing interest at 2.75% per annum	15,754,152	—

Commercial deposit, having a principal of USD $1,008,261 bearing interest at interest 2.81%, maturing on December 3, 2026	1,383,146	—
Balance, end of year	36,943,960	87,335

Non-current investments, at amortized cost

Guaranteed investment certificates having a principal of $2,000,000 and accrued interest of $329, non-redeemable, bearing interest at 3.00% and maturing on January 30, 2027.	2,000,329	—

Non-current investments at FVOCI

Secured convertible promissory notes of US$1,100,000 with Vertical Growth Equity Inc., bearing interest at 12% per annum, maturing in May 2026 and automatically convertible in a 9.99% participation upon the occurrence of certain milestones. The convertible promissory note is secured by all the assets of VGE.	1,556,082	—
Investment in equity instruments of Greybox Solutions Inc.	645,240	—
Investment in equity instruments of Krown Technologies, Inc.	547,675	—
Balance, end of year, FVOCI	2,748,997	—
Balance, end of year	4,749,326	—